Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions
Schedule of service agreements and products with related parties

Service agreements and products with related parties

in € K

	For the six months		For the six months
	ended June 30, 2026		ended June 30, 2025		June 30, 2026		December 31, 2025
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	4	4,217	24	5,163	183	244	173	1,488
Fresenius SE affiliates	36	19,186	136	26,117	376	282	396	649
Equity method investees	327	—	3,223	8	2,464	—	4,734	—
Total	367	23,403	3,383	31,288	3,023	526	5,303	2,137

Products
Fresenius SE affiliates	40,324	21,997	33,125	20,739	26,546	7,098	27,380	9,624
Equity method investees	—	232,682	—	263,772	—	59,050	—	73,228
Total	40,324	254,679	33,125	284,511	26,546	66,148	27,380	82,852
(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €3,957 and €1,333 at June 30, 2026 and December 31, 2025, respectively.

Schedule of lease agreements with related parties

Lease agreements with related parties

in € K

	For the six months ended June 30, 2026			For the six months ended June 30, 2025			June 30, 2026		December 31, 2025
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	3,070	73	—	3,440	127	100	13,794	14,268	17,522	18,102
Fresenius SE affiliates	—	—	—	9,310	826	—	—	—	—	—
Total	3,070	73	—	12,750	953	100	13,794	14,268	17,522	18,102
(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.